Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2021
Entity Registrant Name	MASSMUTUAL PREMIER FUNDS
Entity Central Index Key	0000927972
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 10, 2021
Document Effective Date	Dec. 10, 2021
Prospectus Date	Dec. 10, 2021
MassMutual Short-Duration Bond Fund | Class Y
Prospectus:
Trading Symbol	BXDYX
MassMutual Short-Duration Bond Fund | Class C
Prospectus:
Trading Symbol	BXDCX
MassMutual Short-Duration Bond Fund | Class L
Prospectus:
Trading Symbol	BXDLX
MassMutual High Yield Fund | Class Y
Prospectus:
Trading Symbol	BXHYX
MassMutual High Yield Fund | Class C
Prospectus:
Trading Symbol	BXHCX